Available-for-sale debt securities, noncurrent (Details) $ in Thousands	Dec. 31, 2025 USD ($) item
Available-for-sale debt securities, noncurrent
Amortized cost	$ 128
Unrealized gains	1
Fair value	$ 129
Number of available for sale securities held | item	1
Convertible corporate bonds
Available-for-sale debt securities, noncurrent
Amortized cost	$ 128
Unrealized gains	1
Fair value	$ 129
Convertible corporate bonds | Minimum
Available-for-sale debt securities, noncurrent
Maturity	1 year
Convertible corporate bonds | Maximum
Available-for-sale debt securities, noncurrent
Maturity	5 years